Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Liabilities
The following table summarizes the components of accrued liabilities as follows:

	December 31,
	2020	2019
Compensation and bonus	$20,395	$27,112
Interest	11,383	18,918
Property tax	2,379	1,906
Environmental reserves (Note 24)	936	1,497
Income taxes	2,897	1,669
Other	10,492	8,126

	$48,482	$59,228